Capital - Additional Information (Details)		6 Months Ended
	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Disclosure of changes in the share capital
Total shareholders’ equity | €	€ 133,561,000	€ 116,333,000	€ 133,561,000	€ 107,440,000	€ 155,976,000
Par value per share (in EUR per share) | € / shares		€ 0.05
Exercise and subscription of equity instruments | €		€ 191,000	61,000
Number of own shares (in shares)		18,575		18,575
BSAAR 2012
Disclosure of changes in the share capital
Number of equity instruments converted in ordinary shares (in shares)		750
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	86,700
Share issued, price per share (in EUR per share) | € / shares		€ 2.04
Company saving plan
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)		185,280
Company saving plan, employer top-up
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)		138,960
Company saving plan, employee contribution
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)		46,320
Share issued, price per share (in EUR per share) | € / shares		€ 4.10
Share capital
Disclosure of changes in the share capital
Total shareholders’ equity | €	€ 3,952,000	€ 3,988,388	3,952,000	€ 3,978,000	3,950,000
Exercise and subscription of equity instruments | €		10,552	2,000
Share premium
Disclosure of changes in the share capital
Total shareholders’ equity | €	€ 373,043,000	377,998,000	373,043,000	€ 375,220,000	€ 372,131,000
Exercise and subscription of equity instruments | €		€ 180,891	€ 59,000
Ordinary Shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares)		79,753,657
Par value per share (in EUR per share) | € / shares		€ 0.05
Ordinary Shares | Share capital
Disclosure of changes in the share capital
Total number of shares issued (in shares)	79,027,540	79,753,657	79,027,540	79,542,627	78,986,490
Exercise and subscription of equity instruments (in shares)		211,030	41,050
The 2016 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share) | € / shares		€ 0.05
Total number of shares issued (in shares)		6,514
The 2017 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share) | € / shares		€ 0.05
Total number of shares issued (in shares)		7,581